STOCK-BASED COMPENSATION PLANS (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation plans, shares authorized to grant	7,000,000
Common shares available for grant	6,000,000
Stock option plan, additional shares authorized		3,000,000
Cash received from stock options exercised	$ 86	$ 121	$ 79
Weighted-average fair value per share of options or awards granted	$ 9.69	$ 6.96	$ 9.24
Intrinsic value of options exercised	42	45	29
Performance period for performance awards	3 years
Additional compensation expense, target cap	150.00%
Deferred stock units for nonemployee directors granted	16,000
Deferred stock units for nonemployee directors reinvested dividends	7,000
Deferred stock units for nonemployee directors distributed	23,000
Deferred stock units for nonemployee directors granted weighted average fair value on grant date	$ 91.79
Deferred stock units for nonemployee directors reinvested weighted average fair value on grant date	$ 88.96
Deferred stock units for nonemployee directors distributed weighted average fair value on grant date	$ 66.79
Deferred stock units for nonemployee directors outstanding	233,000
Deferred stock units for nonemployee directors outstanding weighted average fair value on grant date	62.84
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Expiration period	10 years
Unrecognized compensation cost	17
Unrecognized compensation cost, weighted-average period for recognition	1 year
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	1
Unrecognized compensation cost, weighted-average period for recognition	1 year
Weighted-average grant date fair value	$ 89.25	$ 72.28	$ 68.52
Nonvested awards outstanding	21,000	11,000
Weighted-average grant date fair value per share of nonvested awards	$ 81	$ 68
Awards vested	3,000
Fair value of shares vested	1	1	3
Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	19
Unrecognized compensation cost, weighted-average period for recognition	1 year
Weighted-average grant date fair value	$ 84.45	$ 72.11	$ 68.17
Nonvested awards outstanding	1,053,000	1,116,000
Weighted-average grant date fair value per share of nonvested awards	$ 74.68	$ 69.01
Awards vested	0
Fair value of shares vested	0	14	34
Vested awards paid by the issuance of shares	13
Vested stock awards deferred	$ 1
Minimum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Maximum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years